UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Fixed Income Opportunities Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 50.0%
Consumer Discretionary 8.5%
Ally Financial, Inc.:
3.25%, 11/5/2018		415,000	418,113
4.125%, 3/30/2020		1,200,000	1,219,500
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,000,000	1,055,000
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,000,000	1,060,940
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	701,750
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,000,000	1,015,000
144A, 10.125%, 1/15/2023		800,000	927,504
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,389,574	1,567,020
D.R. Horton, Inc., 3.75%, 3/1/2019		300,000	307,125
Dana, Inc., 5.375%, 9/15/2021		600,000	622,500
DISH DBS Corp.:
5.125%, 5/1/2020		150,000	154,125
5.875%, 7/15/2022		1,000,000	1,039,500
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021		2,000,000	2,224,744
Newell Brands, Inc., 5.0%, 11/15/2023		2,000,000	2,150,612
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026		2,000,000	1,949,888
			16,413,321
Consumer Staples 0.4%
Minerva Luxembourg SA, 144A, 6.5%, 9/20/2026		850,000	844,687
Energy 8.9%
Carrizo Oil & Gas, Inc., 7.5%, 9/15/2020 (b)		500,000	518,750
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		1,000,000	1,116,250
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		650,000	653,586
Ecopetrol SA, 5.375%, 6/26/2026		2,250,000	2,250,000
Energy Transfer Partners LP, 4.15%, 10/1/2020		1,150,000	1,202,121
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	101,956
Noble Holding International Ltd., 5.25%, 3/16/2018		670,000	675,025
ONEOK Partners LP, 3.8%, 3/15/2020 (b)		1,750,000	1,813,205
Petrobras Global Finance BV:
6.125%, 1/17/2022 (b)		374,000	385,781
8.375%, 5/23/2021		1,795,000	2,001,425
Petroleos Mexicanos:
4.625%, 9/21/2023		1,615,000	1,574,625
144A, 5.375%, 3/13/2022		664,000	676,915
Plains All American Pipeline LP, 4.5%, 12/15/2026		1,115,000	1,128,327
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (b)		2,000,000	2,015,950
Tesoro Logistics LP, 5.25%, 1/15/2025		1,000,000	1,042,500
			17,156,416
Financials 14.0%
AerCap Ireland Capital DAC, 4.5%, 5/15/2021		1,700,000	1,771,060
Akbank TAS, 144A, 5.0%, 10/24/2022		1,250,000	1,191,040
Australia & New Zealand Banking Group Ltd., 2.3%, 6/1/2021		1,000,000	986,141
Bank of America Corp., 3.875%, 8/1/2025		2,000,000	2,021,594
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,500,000	1,518,750
CIT Group, Inc., 3.875%, 2/19/2019		600,000	612,750
Citigroup, Inc., 3.3%, 4/27/2025		2,000,000	1,953,506
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023		1,500,000	1,493,087
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	500,000
JPMorgan Chase & Co., 2.972%, 1/15/2023		2,000,000	1,988,662
Mizuho Financial Group, Inc., 2.273%, 9/13/2021		1,000,000	972,640
Morgan Stanley, 6.25%, 8/9/2026		2,000,000	2,370,524
National Savings Bank, 144A, 8.875%, 9/18/2018		1,500,000	1,598,250
Nationwide Building Society, 144A, 2.45%, 7/27/2021		1,000,000	985,711
Santander UK Group Holdings PLC, 3.571%, 1/10/2023		1,500,000	1,505,574
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021		1,000,000	982,273
Synchrony Financial, 3.0%, 8/15/2019		787,000	798,325
The Goldman Sachs Group, Inc., 2.789% *, 10/28/2027		2,000,000	2,034,960
Wells Fargo & Co., 3.0%, 10/23/2026		1,910,000	1,810,462
			27,095,309
Health Care 2.7%
Celgene Corp., 3.625%, 5/15/2024		2,000,000	2,011,146
Community Health Systems, Inc., 5.125%, 8/15/2018 (b)		216,000	216,675
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)		535,000	532,325
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		1,620,000	1,543,388
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020 (b)		500,000	438,125
144A, 6.75%, 8/15/2018		575,000	567,094
			5,308,753
Industrials 3.9%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		1,500,000	1,504,577
Empresa de Transporte de Pasajeros Metro SA, 144A, 5.0%, 1/25/2047		720,000	719,100
Flex Ltd., 4.625%, 2/15/2020		1,000,000	1,048,621
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		1,500,000	1,565,625
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		2,530,673	2,712,636
			7,550,559
Information Technology 1.2%
Diamond 1 Finance Corp., 144A, 4.42%, 6/15/2021		1,320,000	1,373,778
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	774,390
Unisys Corp., 6.25%, 8/15/2017		79,000	80,185
			2,228,353
Materials 4.9%
Celanese US Holdings LLC, 5.875%, 6/15/2021		1,500,000	1,664,496
Equate Petrochemical BV, 144A, 4.25%, 11/3/2026		1,215,000	1,193,738
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,455,000	1,450,635
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	604,528
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	1,800,000
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		2,257,000	2,285,212
Teck Resources Ltd., 3.0%, 3/1/2019		504,000	506,520
			9,505,129
Real Estate 0.3%
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		655,000	618,975
Telecommunication Services 2.9%
AT&T, Inc., 3.4%, 5/15/2025		2,000,000	1,913,176
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	760,963
Level 3 Financing, Inc., 6.125%, 1/15/2021		900,000	930,375
Sprint Capital Corp., 6.9%, 5/1/2019		500,000	533,750
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		620,000	620,775
T-Mobile U.S.A., Inc., 6.25%, 4/1/2021		900,000	932,580
			5,691,619
Utilities 2.3%
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		4,000,000	4,491,000
Total Corporate Bonds (Cost $97,571,386)			96,904,121
Mortgage-Backed Securities Pass-Throughs 0.9%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,570,061	1,616,380
3.038% *, 9/1/2038		73,456	77,669
4.5%, 4/1/2023		40,272	42,649
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		31,751	34,564
7.0%, 6/20/2038		7,422	8,563
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,812,592)			1,779,825
Asset-Backed 10.5%
Automobile Receivables 2.6%
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,493,515
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,984,290
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		117,266	117,343
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		1,114,421	1,110,547
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		349,597	350,368
			5,056,063
Credit Card Receivables 0.1%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		261,408	261,636
Home Equity Loans 0.2%
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		57,954	57,429
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		16,585	16,554
"AF1", Series 2006-4, 5.545%, 1/25/2037		58,772	32,141
"AF1", Series 2007-2, 5.893%, 6/25/2037		344,870	164,428
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		3,947	4,076
			274,628
Miscellaneous 7.6%
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		1,975,000	1,959,216
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,155,875	1,172,744
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.782% *, 4/18/2026		1,000,000	1,001,460
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 2.136% *, 5/1/2022		750,000	748,743
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		674,814	666,101
North End CLO Ltd., "A", Series 2013-1A, 144A, 2.03% *, 7/17/2025		4,000,000	3,984,484
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.351% *, 7/20/2026		1,550,000	1,550,253
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.48% *, 7/17/2025		3,500,000	3,487,074
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.701% *, 2/25/2035		122,058	122,246
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		43,826	44,064
			14,736,385
Total Asset-Backed (Cost $20,469,862)			20,328,712
Commercial Mortgage-Backed Securities 4.8%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.875% *, 7/10/2044		625,000	448,489
Bear Stearns Commercial Mortgage Securities Trust:
"AMFL", Series 2007-PW17, 144A, 1.457% *, 6/11/2050		300,000	295,884
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		107,032	106,974
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		624,847	623,779
GS Mortgage Securities Trust, "AM", Series 2006-GG8, 5.591%, 11/10/2039		171,346	171,239
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2006-LDP6, 5.673% *, 4/15/2043		5,332,474	5,325,749
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		227,803	230,309
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,200,000	1,220,746
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.826% *, 6/12/2050		924,139	929,922
Total Commercial Mortgage-Backed Securities (Cost $9,668,436)			9,353,091
Collateralized Mortgage Obligations 8.0%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		85,136	88,397
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		961	980
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.158% *, 2/20/2036		158,334	130,544
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.906% *, 9/25/2028		1,657,813	1,679,311
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		396,155	10,348
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		1,320,826	23,652
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		350,213	10,484
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		6,761,599	1,122,713
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,736,196	262,568
"LG", Series 4281, 4.0%, 1/15/2043		2,993,090	3,122,747
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		240,255	6,412
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,723,861	923,474
"XS", Series 2470, Interest Only, 6.233% **, 2/15/2031		711,653	101,866
"LA", Series 1343, 8.0%, 8/15/2022		35,019	38,762
"PK", Series 1751, 8.0%, 9/15/2024		145,018	164,788
Federal National Mortgage Association:
"DI", Series 2012-153, Interest Only, 3.5%, 1/25/2028		3,729,517	419,515
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		2,639,380	313,095
"21", Series 343, Interest Only, 4.0%, 9/25/2018		93,428	2,216
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		46,838	1,222
"DE", Series 2014-18, 4.0%, 8/25/2042		3,082,232	3,191,088
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,501,479	330,501
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		1,010,800	205,060
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		2,213,771	370,193
"27", Series 351, Interest Only, 5.0%, 4/25/2019		101,492	3,668
"2", Series 350, Interest Only, 5.5%, 3/25/2034		179,698	40,566
Freddie Mac Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 4.156% *, 7/25/2023		816,573	828,842
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,378,411	331,521
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		3,854,484	749,390
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		78,083	2,492
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		214,030	11,978
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,940,350	330,911
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,355,748	251,101
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		508,053	127,200
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		6,811	6,814
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.942% *, 12/25/2034		36,664	36,195
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		183,772	185,975
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		16,601	16,643
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		18,083	18,207
Total Collateralized Mortgage Obligations (Cost $14,584,247)			15,461,439
Government & Agency Obligations 21.8%
Other Government Related (c) 4.3%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021		900,000	945,000
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		1,500,000	1,499,925
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		3,950,000	4,305,500
Vnesheconombank, 144A, 6.025%, 7/5/2022		1,500,000	1,594,830
			8,345,255
Sovereign Bonds 9.3%
Government of Honduras, 144A, 6.25%, 1/19/2027		1,225,000	1,216,425
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,500,000	2,735,992
144A, 4.625%, 5/24/2023		1,500,000	1,422,984
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	21,945,160	1,009,624
Republic of Argentina, 144A, 5.625%, 1/26/2022		1,053,000	1,055,106
Republic of Colombia, 4.5%, 1/28/2026 (b)		2,000,000	2,089,000
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b)		1,085,000	1,146,281
Republic of Portugal, 144A, 5.125%, 10/15/2024		1,200,000	1,159,641
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		485,000	485,299
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	132,819,400	5,667,755
			17,988,107
U.S. Government Sponsored Agency 0.2%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	445,677
U.S. Treasury Obligations 8.0%
U.S. Treasury Bills:
0.4% ***, 2/9/2017 (d)		75,000	74,992
0.495% ***, 6/1/2017 (d)		361,000	360,380
0.556% ***, 6/1/2017 (d)		897,000	895,460
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		12,960,000	12,957,978
0.75%, 3/31/2018		190,000	189,525
0.75%, 9/30/2018 (f)		900,000	894,656
			15,372,991
Total Government & Agency Obligations (Cost $42,440,353)			42,152,030
Loan Participations and Assignments 0.1%
Senior Loans *
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022 ****		500,000	17,500
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK)		57,224	52,074
Term Loan, 11.0%, 10/3/2021 (PIK)		49,836	40,866
Southcross Holdings Borrower LP, Term Loan B, 3.5% Cash, 5.5% PIK, 4/13/2023		136,908	112,948
Total Loan Participations and Assignments (Cost $725,050)			223,388
		Shares	Value ($)
Common Stocks 0.1%
Consumer Staples 0.0%
Fairway Group Acquisition Co.****		980	10,729
Energy 0.1%
Southcross Holding GP LLC****		148	0
Southcross Holding LP "A"****		148	55,500
			55,500
Total Common Stocks (Cost $279,346)			66,229
Exchange-Traded Fund 3.0%
PowerShares Senior Loan Portfolio (Cost $5,855,000)		250,000	5,825,000
Securities Lending Collateral 5.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (g) (h) (Cost $10,297,443)		10,297,443	10,297,443
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.54% (g) (Cost $1,547,465)		1,547,465	1,547,465
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $205,251,180) †		105.3	203,938,743
Other Assets and Liabilities, Net		(5.3)	(10,240,772)
Net Assets		100.0	193,697,971

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
**	These securities are shown at their current rate as of January 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
****	Non-income producing security.
†	The cost for federal income tax purposes was $205,251,640. At January 31, 2017, net unrealized depreciation for all securities based on tax cost was $1,312,897. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,630,278 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,943,175.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $10,005,480, which is 5.2% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At January 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Treasury Bond	AUD	3/15/2017	68	6,616,398	8,959

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	34	4,231,938	10,026
5 Year U.S. Treasury Note	USD	3/31/2017	78	9,193,641	(9,550)
Euro-BTP Italian Government Bond	EUR	3/8/2017	46	6,500,596	188,795
Ultra 10 Year U.S. Treasury Note	USD	3/22/2017	60	8,049,375	70,655
Total net unrealized appreciation					259,926

At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 12/16/2018	40,400,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(254,532)	75,110
12/16/2015 12/16/2019	71,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(740,231)	223,513
12/16/2015 12/16/2017	113,000,000	Floating — 3-Month LIBOR	Fixed — 1.25%	82,456	(136,983)
Total net unrealized appreciation				161,640

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 1.03%.
As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	62,000,000	USD	3,047,657	2/14/2017	80,163	Barclays Bank PLC
USD	1,866,653	MXN	40,280,000	2/21/2017	59,490	JPMorgan Chase Securities, Inc
USD	1,443,976	MXN	30,205,000	2/21/2017	392	JPMorgan Chase Securities, Inc
MXN	120,827,214	USD	5,862,345	2/21/2017	84,527	JPMorgan Chase Securities, Inc
USD	1,883,736	MXN	40,267,214	2/21/2017	41,796	Barclays Bank PLC
MXN	20,950,000	USD	1,001,871	2/28/2017	1,247	Toronto-Dominion Bank
USD	3,988,104	JPY	464,000,000	3/13/2017	127,410	Citigroup, Inc.
USD	4,052,933	JPY	464,000,000	3/13/2017	62,582	Goldman Sachs & Co.
USD	4,304,032	EUR	4,000,000	3/13/2017	21,766	Barclays Bank PLC
Total unrealized appreciation					479,373
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,101,309	MXN	62,000,000	2/14/2017	(133,815)	Citigroup, Inc.
MXN	60,420,000	USD	2,829,280	2/21/2017	(59,935)	Goldman Sachs & Co.
USD	481,932	MXN	10,075,000	2/21/2017	(157)	JPMorgan Chase Securities, Inc
USD	1,004,218	MXN	20,950,000	2/28/2017	(3,595)	Toronto-Dominion Bank
EUR	2,579,000	USD	2,783,902	4/25/2017	(10,960)	Barclays Bank PLC
EUR	4,000,000	USD	4,241,324	3/13/2017	(84,474)	Barclays Bank PLC
JPY	464,000,000	USD	4,087,414	3/13/2017	(28,100)	Goldman Sachs & Co.
JPY	464,000,000	USD	4,044,507	3/13/2017	(71,007)	Citigroup, Inc.
Total unrealized depreciation					(392,043)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
EUR	Euro	USD	United States Dollars
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$96,904,121	$—	$96,904,121
Mortgage-Backed Securities Pass-Throughs	—	1,779,825	—	1,779,825
Asset-Backed	—	20,328,712	—	20,328,712
Commercial Mortgage-Backed Securities	—	9,353,091	—	9,353,091
Collateralized Mortgage Obligations	—	15,461,439	—	15,461,439
Government & Agency Obligations	—	42,152,030	—	42,152,030
Loan Participations and Assignments	—	130,448	92,940	223,388
Common Stocks	—	55,500	10,729	66,229
Exchange-Traded Fund	5,825,000	—	—	5,825,000
Short-Term Investments (j)	11,844,908	—	—	11,844,908
Derivatives (k)
Futures Contracts	278,435	—	—	278,435
Interest Rate Swap Contracts	—	298,623	—	298,623
Forward Foreign Currency Exchange Contracts	—	479,373	—	479,373
Total	$17,948,343	$186,943,162	$103,669	$204,995,174
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(9,550)	$—	$—	$(9,550)
Interest Rate Swap Contracts	—	(136,983)	—	(136,983)
Forward Foreign Currency Exchange Contracts	—	(392,043)	—	(392,043)
Total	$(9,550)	$(529,026)	$—	$(538,576)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 87,330
Interest Rate Contracts	$ 268,885	$ 161,640	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Fixed Income Opportunities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017